SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/   /

Pre-Effective Amendment No.

/   /


Post-Effective Amendment No.    15

/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/   /

OF 1940

Amendment No.    16

/ X /

(Check appropriate box or boxes.)


ANALYSTS INVESTMENT TRUST - File Nos. 33-64370 and 811-7778

7750 Montgomery Road, Cincinnati, Ohio 45236

(Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (513) 792-5400


Timothy Mackey, 7750 Montgomery Road, Cincinnati, Ohio 45236

(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


/X / immediately upon filing pursuant to paragraph (b)

/   / on _______________ pursuant to paragraph (b)


/_ / 60 days after filing pursuant to paragraph (a)(1)

/_/ on (date) pursuant to paragraph (a)(1)

/_/ 75 days after filing pursuant to paragraph (a)(2)

/  / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/  /

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

#

ANALYSTS GROUP

of

MUTUAL FUNDS

Prospectus dated December 1, 2003

Analysts Stock Fund

Analysts Aggressive Stock Fund

Analysts Fixed Income Fund

Analysts Investment Trust

8869 Brecksville Road, Ste. C

Brecksville, OH  44141

Phone:  1-888-217-5426

Fax:  1-440-922-0112

E-Mail Address:  kjanda@mutualss.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

#

TABLE OF CONTENTS

#

ANALYSTS STOCK FUND

3

ANALYSTS AGGRESSIVE STOCK FUND

4

ANALYSTS FIXED INCOME FUND

5

COSTS OF INVESTING IN THE FUNDS

6

HOW TO BUY, SELL OR EXCHANGE SHARES IN THE FUNDS

7

HOW TO BUY SHARES

7

HOW TO SELL SHARES

7

HOW TO EXCHANGE SHARES

8

SHARE PRICE CALCULATION

9

DIVIDENDS AND DISTRIBUTIONS

9

TAXES

9

OTHER INFORMATION ABOUT INVESTMENTS

9

MANAGEMENT OF THE FUNDS

10

FINANCIAL HIGHLIGHTS

12

PRIVACY POLICY

13

FOR MORE INFORMATION

15

ANALYSTS STOCK FUND

Investment Objective

The investment objective of the Stock Fund is long term capital appreciation.

Principal Strategies

The Fund invests primarily in common stock of large U.S. companies, defined as those companies with a market capitalization over $5 billion.  The Fund’s sub-adviser applies a “top down” stock selection process, consisting of three steps:

•

Economic Analysis and Identification of Trends.  Economic analysis begins with a survey of social, political and economic trends worldwide.  Based upon this analysis, the sub-adviser seeks to identify major long-term investment themes.  This analysis also enables the sub-adviser to track the short-term business cycle and discover sectors or industries of the economy that the sub-advisor believes offer superior growth potential.

•

Market Sector Weighting.  Next, the sub-adviser compares market sectors with above-average performance potential to their relative weightings in the S&P 500 Index.  The sub-adviser then decides the specific amount the targeted sectors will be emphasized or overweighted.

•

Individual Stock Selection.  The individual stock selection process focuses on companies that, in the sub-adviser’s opinion, are market leaders, have strong long-term growth potential, a superior management record and global reach.  The sub-advisor employs a stock valuation method known as growth at a reasonable price, which ranks growth stocks on a valuation basis against their peers.

Under normal circumstances, at least 80% of the Fund’s total assets will be invested in common stock.  Stocks may be sold whenever erosion of fundamentals (such as revenue or earnings growth) occurs, or to rebalance company or sector allocations.

Principal Risks of Investing in the Fund

Company Risk - Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - Fund value might decrease in response to general market and economic conditions.

Volatility risk- Common stocks tend to be more volatile than other investment choices.

Sector Risk - If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is this Fund Right for You?

 The Fund may be a suitable investment for:

•

long term investors seeking a Fund with a capital appreciation investment strategy

•

investors willing to accept price fluctuations in their investment

•

investors who can tolerate the greater risks associated with common stock investments

The Fund is not a complete investment program.

How the Fund has Performed

The chart and table below show the variability of the

Fund’s returns, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  You should be aware that the Fund’s sub-adviser did not begin managing the Fund’s portfolio until October 1, 2001.  On that date, the Fund’s principal strategies were changed significantly.  With new portfolio managers and new strategies, the Fund’s performance prior to October 1, 2001 may be of little relevance to your investment decision.

 Annual Total Returns as of December 31, of each year*

Bar Chart omitted – plot points are as follows:

Analysts Stock Fund

1

-3.20%

2

19.83%

3

14.55%

4

19.38%

5

13.83%

6

18.09%

7

–8.01%

8

–2.70%

9

–23.03%

During the period shown, the highest return for a calendar quarter was 18.33% in the fourth quarter of 1998, and the lowest return was –17.33% for the second quarter of 2002.

*  The Stock Fund’s year-to-date return as of September 30, 2003 was 12.76%.

Average Annual Total Returns - periods ended 12/31/02:

1 Year

   5 Years

Since

Inception1

The Fund

Before Taxes

  -23.03%

     -1.53%

5.18%

After Taxes on

Distributions2

  -23.03%

      -2.96%

4.54%

After Taxes on

Distributions and Sale

of Fund Shares2

  -14.02%

      -1.37%

4.51%

S&P 500 Index

(reflects no deduction for fees, expenses,

 or taxes)

   -22.10%       -0.58%

 9.18%


1  August 25, 1993

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ANALYSTS AGGRESSIVE STOCK FUND

Investment Objective

The investment objective of the Analysts Aggressive Stock Fund (the “Fund”) is long term growth through capital appreciation.

Principal Strategies

The Fund invests primarily in common stock of U.S. companies, and may include companies of any market capitalization.  The Fund’s sub-adviser applies a “top down” stock selection process, consisting of three steps:

•

Economic Analysis and Identification of Trends. Economic analysis begins with a survey of social, political and economic trends worldwide.  Based upon this analysis, the sub-adviser seeks to identify major long term investment themes.  This analysis also enables the sub-adviser to track the short term business cycle and discover sectors or industries of the economy that the sub-advisor believes offer superior growth potential.

•

Market Sector Weighting. Next, the sub-adviser compares market sectors with above-average performance potential to their relative weightings in the S&P 500 Index.  The sub-adviser then decides the specific amount the targeted sectors will be emphasized or overweighted.  The extent of the overweighting may be more aggressive than in the Stock Fund

•

Individual Stock Selection. The individual stock selection process may focus on companies that, in the sub-adviser’s opinion, are currently out of favor but exhibit strong fundamentals, or whose value or growth potential has not yet been recognized by the market.  The sub-advisor employs a stock valuation method known as growth at a reasonable price, which ranks growth stocks on a valuation basis against their peers.  The sub-adviser will focus on companies with higher growth estimates relative to their current stock price.

Under normal circumstances, at least 80% of the Fund’s total assets will be invested in common stock. Stocks may be sold whenever erosion of fundamentals (such as revenue or earnings growth) occurs, or to rebalance company or sector allocations.

Principal Risks of Investing in the Fund

Company Risk -- Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk -- Fund value might decrease in response to general market and economic conditions.

Volatility Risk-- Common stocks tend to be more volatile than other investment choices.  Due to the aggressive nature of the Fund, it may have higher volatility than the average fund investing in common stocks.

Smaller Company Risk -- The stocks of small and medium sized companies are subject to certain risks including:

•

possible dependence on a limited product line, market, financial resources or management group

•

less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks

•

greater fluctuation in value than larger, more established company stocks.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

•

long term investors seeking an aggressive stock fund

•

investors willing to accept significant price fluctuations in their investment

•

investors who can tolerate the greater risks associated with a more aggressive stock fund

The Fund is not a complete investment program.

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  You should be aware that the Fund’s sub-adviser did not begin managing the Fund’s portfolio until October 1, 2001.  Prior to that date, the Aggressive Stock Fund was called the “internet.fund” and it invested primarily in U.S. and foreign Internet companies.  With new portfolio managers and new strategies, the Fund’s performance prior to October 1, 2001 may be of little relevance to your investment decision.

Annual Total Returns as of December 31, of each year*

Bar Chart omitted – plot points are as follows:

Aggressive Stock Fund:

1

33.10%

2

–34.00%

3

–2.72%

4

–31.88%

During the period shown, the highest return for a calendar quarter was 16.01% in the fourth quarter of 2001, and the lowest return was –27.11% for the fourth quarter of 2000.

*  The Aggressive Stock Fund’s year-to-date return as of September 30, 2003 was 21.18%.

Average Annual Total Returns - periods ended 12/31/02:

1 Year

Since Inception1

The Fund

Before Taxes

  -31.88%

  -13.25%

After Taxes on Distributions2  -31.88%

  -13.25%

After taxes on Distributions

and Sale of Fund Shares2

  -19.42%

   -10.16%

S&P 500 Index

(reflects no deduction for fees, expenses,

 or taxes)

 -22.10%

   -9.47%


1

May 4, 1999

2

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ANALYSTS FIXED INCOME FUND

Investment Objective

The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

The Fund invests primarily in investment grade fixed income securities, including U.S. government securities, corporate debt securities, preferred stocks, convertible preferred stocks, convertible bonds and debentures.  The sub-adviser defines investment grade securities as securities that have a rating from Standard and Poors of BBB (or from Moody’s of Baa) or higher.  To the extent the Fund invests in other investment companies, you will indirectly pay some duplicative fees.  Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed income securities.  The Fund may invest in securities of all maturities.  Bonds are purchased in maturity ranges that the sub-adviser believes will compliment the overall portfolio duration of the Fund, based on available yield.  The sub-adviser believes that a blended maturity schedule may result in lower volatility while achieving high income.

In addition, the Fund may invest in mortgage-backed securities such as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).  CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities.


The Fund may invest a significant portion of its assets in REITs.  REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.  An equity REIT, which owns properties, generates income from rental and lease properties.  Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments.  They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.  Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash.

Principal Risks of Investing in the Fund

Interest Rate Risk -- the value of your investment may decrease when interest rates rise.  The longer the maturity, the more the value will decrease with an increase in interest rates.

Credit Risk -- the issuer of the fixed income security may not be able to make interest and principal payments when due.

Prepayment Risk -- the mortgage backed securities held by the Fund may be negatively affected by changes in prepayment rates on the underlying mortgages.  Certain preferred stocks and callable bonds are also negatively affected by prepayment.

U.S. Government Securities Risk – The Fund may invest in U.S. government securities that are not backed by the full faith and credit of the U.S. government.

Real Estate Industry Risk -- REITS are subject to risks associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  Properties owned by a REIT may decline in value due to overbuilding, environmental problems, or local economic conditions.  When REIT profits, revenues, or the value of real estate owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well.  Some REITs are not diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon their management teams and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.  To the extent the Fund invests in REITs, the Fund's performance may fluctuate accordingly.  Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.  Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the share price of REITs owned by the Fund will generally decline when investors anticipate or experience rising interest rates.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Is this Fund Right for You?

The Fund may be a suitable investment for:

•

long term investors seeking a fund with an income and capital preservation strategy

•

investors seeking to diversify their holdings with bonds and other fixed income securities

•

investors willing to accept some price fluctuations in their investments.

The Fund is not a complete investment program.

How the Fund has Performed

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.  The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index.  Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  You should be aware that the Fund’s sub-adviser did not begin managing the Fund’s portfolio until October 1, 2001.  On that date, the Fund’s principal strategies were changed significantly.  With new portfolio managers and new strategies, the Fund’s performance prior to October 1, 2001 may be of little relevance to your investment decision.

Annual Total Returns as of December 31, of each year*

Bar Chart Omitted – Plot Points are as Follows:

Fixed Income Fund:

1

-6.36%

2

18.13%

3

6.16%

4

9.19%

5

1.54%

6

–6.79%

7

12.33%

8

7.94%

9

6.30%

During the period shown, the highest return for a calendar quarter was 6.20% in the second quarter of 1995, and the lowest return was –3.44% for the fourth quarter of 1999.

*  The Fixed Income Fund’s year-to-date return as of September 30, 2003 was 6.09%.

Average Annual Total Returns - periods ended 12/31/02:

1 Year

5 Years

Since

Inception1

The Fund

Before Taxes

 6.30%

 4.06%

 4.88%

After Taxes on

Distributions2

 4.47%

 1.86%

 2.16%

After Taxes on

Distributions and Sale

of Funds Shares2

 2.72%

 2.07%

 2.26%

Lehman Intermediate Index (reflects no deduction for fees, expenses, or taxes) 9.29%

 7.24%

 6.50%

1     August 25, 1993

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

COSTS OF INVESTING IN THE FUNDS:

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Aggressive

Fixed

Stock

Stock

Income

Shareholder Fees

(fees paid directly from your investment)

None

None

None

Annual Fund Operating Expenses

(expenses that are deducted from fund assets)

Management Fees

2.00%

2.75%

1.50%

Distribution Fees

None

None

None

Total Annual Fund Operating Expenses

2.00%

2.75%

1.50%

Expense Example:

The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

1 year

3 years

5 years

10 years

Stock Fund

$210

$648

$1,113

$2,396

Aggressive Stock Fund

$289

$929

$1,661

$3,964

Fixed Income Fund

$157

$489

$   843

$1,841

HOW TO BUY, SELL OR EXCHANGE SHARES IN THE FUNDS


If you need additional information on how to buy, sell or exchange shares in the Funds, please contact:

Analysts Investment Trust

8869 Brecksville Road, Ste. C

Brecksville, OH  44141

Phone:  1-888-217-5426

Fax:  1-440-922-0112

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  HOW TO BUY SHARES

Initial Purchase The minimum initial investment for each Fund is $1,000.  Due to Federal limitations, the minimum initial investment for an Education Savings Account is $500.  You may diversify your investments by choosing a combination of any of the Funds for your investment program.

By Mail- You may purchase shares of any Fund by following these steps:

•

Complete and sign an application;

•

Draft a check made payable to: Analysts Investment Trust;

•

Identify on the check and on the application the Fund(s) in which you would like to invest;

•

Mail the application, check and any letter of instruction to the above address.

By Wire - You may purchase shares of any Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so.  If money is to be wired for a newly established account, you must call the Fund first to open an account and obtain an account number.  Your bank must then wire the specified amount according to the following instructions:

U.S. Bank / Cincinnati

ABA #0420-0001-3

DDA #48036-9362

Account #19-0086-Analysts Fixed Income Fund

Account #19-0085-Analysts Stock Fund

Account #19-0087-Analysts Aggressive Stock Fund

Shareholder Account Name -___________________

Shareholder Account Number - __________

You must mail a completed application to Analysts Investment Trust after opening an account by wire transfer.  Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, is not the responsibility of the Funds or the custodian bank.  There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

Additional Purchases

You may buy additional shares of a Fund at any time (minimum of $25) by mail or by bank wire.  Each additional purchase request must contain:

•

Name of your account(s);

•

Account number(s);

•

Name of the Fund(s) in which you wish to invest.

Checks should be made payable to “Analysts Investment Trust” and should be sent to the Analysts Investment Trust at the address indicated throughout this prospectus.  A bank wire should be sent as outlined above.  ACH (Automatic Clearing House) transactions should be established in advance by contacting the Fund.

The Funds may limit the amount of purchases and reject any purchase request in whole or in part.  If your check or wire does not clear, you will be responsible for any loss incurred.  The Fund can sell other shares your own as reimbursement for any loss incurred.

HOW TO SELL SHARES

You may sell shares in a Fund by mail or telephone, without a charge.  The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.  Your request for a sale should be addressed to the Analysts Investment Trust and must include:

•

Letter of instruction;

•

Fund name;

•

Account number(s);

•

Account name(s);

•

Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered.  For joint accounts with right of survivorship, only one signature is required for withdrawal.

For sales in excess of $50,000, the Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange.  Signature guarantees are for the protection of shareholders.  At the discretion of any Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the Transfer Agent at the number indicated throughout this prospectus.

By Telephone - Telephone redemption privileges are automatically available to all shareholders.  Shareholders may sell shares on any business day the New York Stock Exchange is open by calling the Transfer Agent before 4:00 p.m. Eastern Time.  The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures will include requiring a form of personal identification from the caller.  Sale proceeds will be mailed to the address of record.  The minimum amount that may be wired is $1,000.

By using the telephone redemption and exchange privileges, a shareholder authorizes the Funds to act upon the instruction of any person by telephone they believe to be the shareholder.  By telephone, the shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund.  The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

By Systematic Withdrawal Program - Shareholders may request that a predetermined amount be sent by check, ACH or wired to them periodically, each month or calendar quarter.  A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100.  This program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of instructions.

In order to facilitate the delivery of the checks as close as possible to the end of the month, shares will be sold on the 24th day of the month or the last business day prior to the 24th day if the 24th falls on a holiday or weekend.  Shares may also be sold on the fifth day of the month at the shareholder’s request.  A withdrawal under the Systematic Withdrawal Program involves a sale of shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

Additional Information - Sale requests specifying a certain date or share price cannot be accepted and will be returned.  If you invest by wire, you may sell your shares on the first business day following such purchase.  However, if you invest by a personal, corporate, cashier's or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase.  Exchanges into any of the other Funds are, however, permitted without the ten-day waiting period.

When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales of Fund shares or postpone payment dates.  If you are unable to accomplish your transaction by telephone (for example, during times of unusual market activity), consider sending your order by express mail to the Funds.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time.  A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30-day period.  In addition, all shares of a Fund are subject to involuntary sale if the Board of Trustees determines to liquidate the Fund.  An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

HOW TO EXCHANGE SHARES

As a shareholder in any Fund, you may exchange shares valued at $1,000 or more for shares of any other Fund in the Analysts Investment Trust or for shares of the Cash Account Trust Fund, an unaffiliated money market fund.  You may make an exchange by telephone or by written request.

By Telephone - Shareholders may call the Fund to exchange shares.  An exchange may also be made by written request signed by all registered owners of the account mailed to the Fund.  Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day.  See "How to Sell Shares.”  An exchange results in a sale of shares for federal income tax purposes.  If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased.  If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased.  You may make an exchange to a new account or an existing account; however, the account ownership must be identical.  Exchanges may be made only in states where an exchange may legally be made.  The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days prior notice to the shareholders.

SHARE PRICE CALCULATION

The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent.  Net asset value per share is determined as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value.  The Stock Exchange is closed on weekends, Federal holidays and Good Friday.  The net asset value per share of each Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after the transfer agent receives your order in the form described above in the applicable section.  The Funds’ assets are generally valued at their market value.  If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis.  Each Fund intends to distribute its capital gains once a year, at year-end.

Dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date.  An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the transfer agent.  You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions.  If cash payment is requested, a check normally will be mailed within five business days after the payable date.  If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time.  Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested.  You may elect to have distributions on shares held in IRA's and 403(b) plans paid in cash only if you are 59½ years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution.  The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year.  Dividends and capital gains distributions may also be subject to state and local taxes.  You should consult with your tax adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, the Funds will be required to withhold and remit to the IRS 31% of the dividends, distributions and sales proceeds payable to the shareholder.  The Funds may be fined $50 annually for each account for which a certified taxpayer identification number is not provided.  In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

OTHER INFORMATION ABOUT INVESTMENTS

The Stock Fund and the Aggressive Stock Fund may invest in various types of investment companies, including exchange traded funds (ETFs).  ETFs own stocks included in a particular index and changes in the price of the ETFs (before deducting the ETFs’ expenses) track the movement of the associated index relatively closely.  To the extent a Fund invests in investment companies, shareholders of the Fund may be subject to duplicative management fees.

ETFs include S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRSs, DIAMONDS, and other security baskets.  SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index.  S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes.  The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely.  DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average.

ETFs also include S&P Midcap 400, S&P Small Cap 600, and Russell 2000 Depositary Receipts, and other products composed of smaller capitalization companies.  These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies.  The Funds may also invest in various sector index products such as Select Sector SPDR Funds, iShares Sector Funds and HOLDRS.  To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.  Additionally, the Fund will invest in new exchange traded shares as they become available.

The Stock Fund and the Aggressive Stock Fund may each invest up to 20% of the value of its assets in equity or fixed income securities of foreign issuers by purchasing American Depositary Receipts for foreign securities that are listed on an exchange in the United States or quoted in the domestic over-the-counter market, or ETFs like World Equity Benchmark Shares (“WEBS”).  An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company.  WEBS represent a broad portfolio of publicly traded stocks in a selected country.  Each WEBS Index Series (or iShares) seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International Index

Investments in foreign securities may present certain risks, including those resulting from changes in restrictions on foreign currency transactions and rates of exchange, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Other risks associated with investments in foreign securities include less liquid markets, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investments in developing countries involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. The market prices of these securities and the ability of the Funds to hold such securities could be affected by social, economic and political instability.

General

From time to time, any Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  For example, any Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements.  If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.  Consistent with the Fund’s investment objective, each Fund may also invest a portion of its assets in these securities for liquidity purposes.

The investment objectives and strategies of any Fund may be changed without shareholder approval.

MANAGEMENT OF THE FUNDS

Equity Analysts Inc., 7750 Montgomery Road, Cincinnati, Ohio 45236 (“EAI"), serves as investment adviser to the Funds.  In this capacity, EAI is responsible for managing the Funds’ business affairs and for providing general investment advice to the Funds, although EAI has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund’s portfolio to RiverPoint Capital Management Inc.

EAI is a Cincinnati-based company that has been in business since 1984, is registered as an investment adviser with the Securities and Exchange Commission and a member of the National Association of Securities Dealers.  EAI offers investment management services, mutual funds, variable insurance products, and financial analysis to a wide range of clients, including businesses, individuals, pension plans, and institutions.  The management fees paid during the fiscal year ended July 31, 2003 by each Fund were: Stock Fund 2.00%; Aggressive Stock Fund 2.75%; and Fixed Income Fund 1.50%.


RiverPoint Capital Management, Inc., 312 Walnut Street, 31st Floor, Cincinnati, Ohio 45202 (“RCM”) serves as investment sub-adviser to the Funds.  Founded in 1995, RCM manages equity and fixed income portfolios for individuals, families, trusts, IRAs, corporate pension and profit sharing plans, 401(k) plans, endowments and foundations.  A committee of RCM has been primarily responsible for the day-to-day management of each Fund’s portfolio since October 1, 2001.  Prior to that date, the portfolios were managed by EAI.  For  the  fiscal  year ended July 31, 2003, EAI paid RCM annual sub-advisory fees, based on average net assets, as follows:   Stock  Fund,  0.35%;  Aggressive  Stock Fund, 0.45%;  Fixed Income Fund,  0.35.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions.  This information has been audited by BKD, LLP and Berge & Company LTD, whose report, along with each Funds’ financial statements, are included in the Funds’ annual report, which is available upon request and without charge.

For the following fiscal years ended July 31:

	Beginning NAV $	Net Investment Income (Loss) $	Net Capital Gains (Losses) $	Total From InvestmentOperations $	Distributions from Net Investment Income $	Distributions from Capital Gains $	Total Distributions $	NAV end of period $	Total Return %	Net Assets end of period $ (millions)	Ratio of Expenses to Avg Net Assets %	Ratio of Net Investment Income to Avg Net Assets %	Portfolio Turnover Rate %
Stock Fund
2003	16.17	(0.13)	2.29	2.16	0.00	0.00	0.00	18.33	13.32	7.07	2.00	(0.80)	59.35
2002	21.05	(0.16)	(4.72)	(4.88)	0.00	0.00	0.00	16.17	(23.17)	6.67	2.00	(0.81)	88.91
2001	26.15	0.03	(3.60)	(3.57)	0.00	(1.53)	(1.53)	21.05	(13.51)	8.34	2.00	0.12	15.43
2000	28.41	(0.05)	2.35	2.30	0.00	(4.56)	(4.56)	26.15	14.21	9.64	2.00	(0.19)	0.00
1999	24.99	0.02	3.56	3.58	(0.16)	0.00	(0.16)	28.41	14.36	8.97	2.00	0.08	89.30

Aggressive Stock Fund (formerly the internet.fund)
2003	5.61	(0.11)	1.57	1.46	0.00	0.00	0.00	7.07	26.03	1.47	2.75	(1.94)	32.72
2002	9.04	(0.16)	(3.27)	(3.43)	0.00	0.00	0.00	5.61	(38.00)	1.11	2.81	(2.02)	76.33
2001	12.32	(0.16)	(3.12)	(3.28)	0.00	0.00	0.00	9.04	(26.60)	1.53	3.00	(1.58)	8.81
2000	9.86	(0.17)	2.63	2.46	0.00	0.00	0.00	12.32	24.99	2.12	3.00	(1.32)	1.36
1999**	9.52	(0.04)	0.38	0.34	0.00	0.00	0.00	9.86	14.77*	0.75	3.00	(1.68)	0.00

Fixed Income Fund
2003	13.61	0.55	0.12	0.67	(0.56)	0.00	(0.56)	13.72	5.39	2.88	1.50	4.08	40.32
2002	13.31	0.58	0.30	0.88	(0.58)	0.00	(0.58)	13.61	6.77	5.03	1.50	4.30	21.18
2001	12.67	0.73	0.64	1.37	(0.73)	0.00	(0.73)	13.31	11.11	4.76	1.50	5.58	0.00
2000	13.24	0.78	(0.51)	0.27	(0.79)	(0.05)	(0.84)	12.67	2.32	3.90	1.50	6.24	11.30
1999	14.27	0.78	(1.03)	(0.25)	(0.78)	0.00	(0.78)	13.24	(1.77)	3.87	1.50	5.57	9.70

*Annualized

**Commenced operation May 4, 1999

- # -

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

#

Investment Adviser
Equity Analysts Inc.
7750 Montgomery Road
Cincinnati, Ohio 45236

Sub-Adviser

RiverPoint Capital Management, Inc.

312 Walnut Street

31st Floor

Cincinnati, Ohio 45202

Custodian
U. S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

Auditors
BKD, L.L.P.

312 Walnut Street, Suite 3000

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

312 Walnut Street 14th Floor

Cincinnati, OH  45202

#

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Funds at (888) 217-5426 to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-942-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-7254

#

ANALYSTS INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2003

Analysts Stock Fund

Analysts Aggressive Stock Fund

Analysts Fixed Income Fund


This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus of Analysts Investment Trust dated December 1, 2003.  This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2003 (“Annual Report”).  A free copy of the Prospectus or Annual Report can be obtained by writing the Trust at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 or by calling the Trust at 888-217-5426.


TABLE OF CONTENTS

Page

DESCRIPTION OF THE TRUST AND FUNDS

2

TRUSTEES AND OFFICERS

3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

5

INVESTMENT LIMITATIONS

12

INVESTMENT ADVISER AND SUB-ADVISER

14

PORTFOLIO TRANSACTIONS AND BROKERAGE

17

DETERMINATION OF SHARE PRICE

19

INVESTMENT PERFORMANCE

19

ADDITIONAL TAX INFORMATION

22

CUSTODIAN AND TRANSFER AGENT

23

ACCOUNTANTS

23

DISTRIBUTOR

23

PROXY VOTING POLICIES

23

FINANCIAL STATEMENTS

24

#

DESCRIPTION OF THE TRUST AND FUNDS

Analysts Investment Trust (the “Trust”) is a diversified, open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated May 28, 1993 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of three series have been authorized.  The Analysts Stock Fund and Analysts Fixed Income Fund were organized on May 28, 1993 and commenced operation on August 25, 1993.  The Analysts Aggressive Stock Fund (formerly the internet.fund) was organized on March 25, 1999 and commenced operation on May 4, 1999.

The Funds do not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series which each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of each Fund have equal voting rights and liquidations rights.  The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.

Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Trust or any Fund of the Trust.  For example, if the Trustees determine that failure to redeem might have materially adverse tax consequences to all or any of the shareholders due to changes in tax laws, the Trustees may exercise their discretion to redeem shares.

For other information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares,” “How to Sell Shares” and “How to Exchange Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of each Fund’s assets, see “Share Price Calculation” in the Prospectus.


As of November 1, 2003, the following owned five percent (5%) or more of the Stock Fund: Langdon Inc. 401(k) Plan, 9580 Wayne Avenue, Cincinnati, Ohio 45215 – 8.08%,  J&M Precision Machining Inc. 401(k) Plan, 1449 Middleboro Road, Blanchester, Ohio 45107 – 7.26%, CDC Distributors Inc. 401(k) Plan, 10511 Medallion Drive, Cincinnati, Ohio 45241 – 6.10%, and Midwest Specialties Inc. 401k Plan, 851 Industrial Drive, Wapakoneta, Ohio 45895 – 5.85%.

As of November 1, 2003, the following owned five percent (5%) or more of the Fixed Income Fund:  J&M Precision Machining Inc. 401(k) Plan, 1449 Middleboro Road, Blanchester, Ohio 45107 – 10.24%, CDC Distributors Inc. 401(k) Plan, 10511 Medallion Drive, Cincinnati, Ohio 45241 – 8.26%, and Helene Manzler, 3580 Shaw Avenue, Cincinnati, Ohio 45208 – 5.63%.

As of November 1, 2003, the following owned five percent (5%) or more of the Aggressive Stock Fund:  J&M Precision Machining Inc. 401(k) Plan, 1449 Middleboro Road, Blanchester, Ohio 45107 – 14.20%, Langdon Inc. 401(k) Plan, 9580 Wayne Avenue, Cincinnati, Ohio 45215 – 8.69%, Franklynn Industries 401(k) Plan, 167 Commerce Boulevard, Loveland, Ohio 45140 – 7.05%,  CDC Distributors Inc. 401(k) Plan, 10511 Medallion Drive, Cincinnati, Ohio 45241 – 5.77%, Ande Chevrolet 401(k) Plan, PO Box 4048, Lawrenceburg, Indiana 47025 – 5.34%, and Sagi Raju, 5355 Indian Heights, Cincinnati, Ohio 45243 – 5.37%.

As of November 1, 2003, the Trustees and the Officers of the Trust cumulatively owned 1.87% of the Stock Fund, 2.57% of the Aggressive Stock Fund and 0.42% of the Fixed Income Fund.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  The following table provides information regarding the Trustees of the Trust who are not interested person Trustees.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  Each Trustee oversees the three Funds of the Trust.

Trustee	Position With Funds	Principal Occupation(s) (Last 5 years)	Other Directorships
Walter Bowles 11340 Montgomery Rd., Suite 206 Cincinnati, Ohio 45249 DOB: 1961	Trustee since 1993	President of Webco Environmental Management, Inc., an environmental consulting firm, since September 1993.	None
Robert Buechner[1] 105 East Fourth St. Suite 300 Cincinnati, Ohioi 45202 DOB: 1947	Trustee since 1993	President of the law firm of Buechner, Haffer O’Connell, Meyers & Healey Co., LPA.; President Cincinnatus Association, a community service organization, since June 2002.[1]	None
Chetan Damania 6830 Raven Court Hamilton, Ohio DOB: 1962	Trustee since 2000	Engineer with Ethicon Endo-Surgery, a medical device manufacturer, since November 1995.	None

1 Mr. Buechner has served as the unpaid Secretary of Bowling Portfolio Management, Inc since 1997.

The following table provides information regarding the Trustees of the Trust who are interested person Trustees.

Trustee	Position With Funds	Principal Occupation(s) (Last 5 years)	Other Directorships
Timothy E. Mackey 7750 Montgomery Road Cincinnati, Ohio 45236 DOB: 1960	President and Trustee since 2002	Owner of Equity Analysts LLC, a Registered Representative for Equity Analysts since April 1999, and was a Registered Representative for Legg Mason, June 1997 to March 1999	None
Dawn Szeliga 7750 Montgomery Road Cincinnati, Ohio 45236 DOB: 1955	Trustee since 2002

Registered Representative for Equity Analysts since October 2001; was a Registered Representative for Fidelity Investments, January 1998 to October 2001; and was a Plan Administrator for Fifth Third Securities, May 1992 to January 1998.

None

The following table provides information regarding the other officer of the Trust.

Officer	Position With Funds	Principal Occupation(s) (Last 5 years)	Other Directorships
Mark G. Srofe[1] 7750 Montgomery Road Cincinnati, Ohio 45236 DOB: 1960	Secretary and Treasurer since September 2002	Registered Representative for Equity Analysts since August 2002; Registered Representative with Charles Schwab from February 1996 to August 2002.	None

1 Mr. Srofe is Timothy Mackey’s Brother-in-law.


The compensation paid to the Trustees of the Trust for the fiscal year ended July 31, 2003 is set forth in the following table:

Name	Aggregate Compensation From Trust[1]	Total Compensation From Trust (the Trust is not in a Fund Complex)[1]

Walter E. Bowles, III	$400	$400
Robert W. Buechner	$365	$365
Chetan Damania	$400	$400
Timothy E. Mackey	$0	$0
Dawn A. Szeliga	$0	$0

1Trustee fees are Trust expenses.  However, because the management agreement obligates the adviser to pay all of the operating expenses of the Trust (with limited exceptions), the adviser makes the actual payment.



The following table sets forth information, as of December 31, 2002, with respect to the dollar range of shares of each Fund beneficially owned by the Trustees and officers of the Trust.

Name	Name of Fund	Dollar Range of Shares In Each Fund
Walter Bowles	Stock Fund	$10,001 – $50,000
Walter Bowles	Aggressive Stock Fund	$1 – $10,000
Walter Bowles (Custodian for Rachel Bowles)	Aggressive Stock Fund	$1 – $10,000
Walter Bowles (Custodian for Russell Bowles)	Aggressive Stock Fund	$1 – $10,000
Robert Buechner	Stock Fund	$10,001 – $50,000
Robert Buechner (Custodian for Leslie Buechner)	Stock Fund	$1 – $10,000
Robert Buechner (Custodian for James Bradley Buechner)	Stock Fund	$10,001 – $50,000
Chetan Damania (Custodian for Neha Demania)	Stock Fund	$1 – $10,000
Chetan Damania (Custodian for Neha Demania)	Aggressive Stock Fund	$1 – $10,000
Timothy Mackey	Stock Fund	$1 – $10,000
Timothy Mackey	Aggressive Stock Fund	$1 – $10,000
Dawn Szeliga	Stock Fund	$1 – $10,000
Dawn Szeliga	Aggressive Stock Fund	$1 – $10,000


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains additional information about some of the investments a Fund may make and some of the techniques it may use.

A.

Equity Securities.

Each Fund may invest in equity securities.  Equity securities include common stock, common stock equivalents (such as rights and warrants) and investment companies which invest primarily in the above.  Warrants are options to purchase common stock at a specified price valid for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

B.

Foreign Securities.

The Stock Fund and the Aggressive Stock Fund may each invest up to 20% of the value of its assets in equity or fixed income securities of foreign issuers by purchasing American Depositary Receipts for foreign securities that are listed on an exchange in the United States or quoted in the domestic over-the-counter market.  American Depositary Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer.

Investments in foreign securities may present certain risks, including those resulting from changes in restrictions on foreign currency transactions and rates of exchange, future political and economic developments, reduced availability of public information concerning issuers and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.  Other risks associated with investments in foreign securities include less liquid markets, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investments in developing countries involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable.  The market prices of these securities and the ability of the Funds to hold such securities could be affected by social, economic and political instability.

C.

Fixed Income Securities.

Each Fund may invest in fixed income securities.  Fixed income securities include debt securities of domestic and foreign corporations, U.S. government securities, securities of foreign governments, adjustable rate preferred stock, mortgage-related securities, repurchase agreements, municipal obligations, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities, as well as investment companies which invest primarily in the above.  Preferred stock and certain common stock equivalents such as convertible bonds and debentures may also be considered to be fixed income securities.  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.

Fixed income securities are generally considered to be interest rate sensitive, which means that their value will tend to decrease when interest rates rise and increase when interest rates fall.  Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.  Each Fund may invest in fixed income securities of any maturity and will make maturity decisions based upon the sub-adviser's analysis of market conditions.

Securities Ratings - The Funds’ sub-adviser considers debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the sub-adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities may have speculative elements.  If the rating of a security by S&P or Moody's drops below investment grade, the sub-adviser will dispose of the security as soon as practicable (depending on market conditions) unless the sub-adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.  No Fund will invest more than 5% of the value of its net assets in securities that are below investment grade.  In addition, no Fund will invest in securities rated lower than B by S&P or Moody's.  If a particular fixed income security is unrated, the sub-adviser will generally look to the rating of other debt of the issuer, if a rating is available.

U.S. Government Securities - U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Participation interests in U.S. government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers.  Certificates of safekeeping for U.S. government obligations are documentary receipts for such obligations.  Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter market.

Each Fund may invest in U.S. government obligations and related participation interests.  In addition, each Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. government obligations.  Such obligations are held in custody by a bank on behalf of the owners.  These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").  Custodial receipts generally are not considered obligations of the U.S. government.

Adjustable Rate Preferred Stocks - Adjustable rate preferred stocks have a variable dividend which, rather than being set for the life of an issue, generally is determined quarterly according to a formula based upon a specified premium to, or discount from, the yield on certain U.S. Treasury securities.  The market value of these stocks should therefore be less sensitive to interest rate fluctuations than those of other fixed income securities and preferred stocks.  They may also have conversion, exchange or other additional features which are designed to enhance stability of principal.  Nevertheless, the market value of an adjustable rate preferred stock can be expected to fluctuate with, among other factors, changes in interest rates generally or the creditworthiness of the issuer.

Corporate Debt Securities - Corporate debt securities are bonds or notes issued by corporation and other business organizations, including business trusts, in order to finance their credit needs.  Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

Each Fund may invest in fixed income securities rated B or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Services, Inc. (Moody’s), or if unrated, determined by the sub-adviser to be comparable quality.  Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings.  Securities rated lower than Baa by Moody’s or BBB by S&P are considered speculative.  In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest.  The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates.  Lower rated securities will also be affected by the market’s perception of their credit quality and the outlook for economic growth.  In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

The prices for these securities may be affected by legislative and regulatory developments.  The market for lower rated securities may be less liquid than the market for higher rated securities.  Furthermore, the liquidity of lower rated securities may be affected by the market’s perception of their credit quality.  Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

If the rating of a security by S&P or Moody’s drops below investment grade, the sub-adviser will dispose of the security as soon as practicable (depending on market conditions) unless the sub-adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.  The sub-adviser will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Funds and will attempt to minimize investment risk through diversification, investment analysis and monitoring of general economic conditions and trends.  While the sub-adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality. No Fund will invest more than 5% of the value of its net assets in securities that are below investment grade.

Zero Coupon and Pay-in-Kind Bonds - The Fixed Income Fund may invest in “zero coupon” and “pay-in-kind” bonds.  Corporate debt securities and municipal securities include zero coupon bond and pay-in-kind bonds.  Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically.  Pay-in-kind bonds allow the issuer, at its opinion, to make current interest payments on the bonds either in cash or in additional bonds.  The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest.  Both of these types of bonds allow any issuer to avoid the need to generate cash to meet current interest payments.  Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest.  Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders.  Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.  The Fund will invest no more than 25% of its net assets in zero coupon bonds or pay-in-kind bonds.

Financial Service Industry Obligations – The Fixed Income Fund may invest in financial service industry obligations including, among others, the following:

(1)  Certificates of Deposit.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time ( usually from fourteen days to one year) at a stated or variable interest rate.

(2)  Time Deposits.  Time Deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.  Time deposits are considered to be illiquid prior to their maturity.

(3)  Bankers’ Acceptances.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Mortgage-Related Securities – The Fixed Income Fund may invest in mortgage-related securities including securities representing interests in a pool of mortgages.  These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid.  Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations, such as dealers.  Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs.  CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities.  Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities.  Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities.  CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government (such as the Federal Home Loan Mortgage Corporation) or by private organizations.

CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence.  One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR").  These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased.  The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.  As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies.  However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government.  In addition, in the event of a bankruptcy or other default of a broker who issued a CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.  Each Fund may invest not more than 5% of its net assets in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.  Some "stripped" CMOs, known as "inverse floaters," have coupon rates which are set periodically at a rate inverse to the index rate.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages.  Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments.  To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment).  In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value.  Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates.  Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.  In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

Asset-Backed and Receivable-Backed Securities - The Fixed Income Fund is permitted to invest in asset-backed and receivable-backed securities.  Several types of asset-backed and receivable-backed securities are available to investors, including CARssm(Certificates for Automobile Receivablessm) and interests in pools of credit card receivables.  Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust.  Payments or principal and interest are passed through to certificateholders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or senior/subordination.  The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed and receivable-backed security’s par value until exhausted.  If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the requirement payments of principal and interest are not made to the trust with respect to the underlying loans.  The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.  Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans.  The underlying loans are subject to prepayments, which shorten, the securities’ weighted average life and may lower their return.  As prepayments flow through at par, total returns would be affected by the prepayments; if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.  The Fund will invest no more then 10% if its net assets in asset-backed or receivable-backed securities.

Floating and Variable Rate Obligations - The Fixed Income Fund may invest in floating and variable rate obligations.  Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes.  Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate.  Periodic interest rate adjustments help stabilize the obligations' market values.

A Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions.  Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates.  The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of the Fund's portfolio.  Frequently, obligations with demand features are secured by letters of credit or comparable guarantees.

D.

Repurchase Agreements.

Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government (“U.S. Government Obligations”).  A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with U.S. Bank, N.A. (the Trust's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the sub-adviser to be creditworthy.  The sub-adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

E.

Illiquid Securities.

The portfolio of each Fund may contain illiquid securities.  Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.  Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.  The following securities are considered to be illiquid: repurchase agreements and time deposits maturing in more than seven days, options traded in the over-the-counter market, nonpublicly offered securities, stripped CMOs, CMOs for which there is no established market, restricted securities, and mortgage-related securities which cannot be disposed of within seven days in the usual course of business without taking a reduced price.  The sub-adviser and the Trustees will continually monitor the secondary markets for mortgage-related securities and are responsible for making the determination of which securities are considered to be illiquid.  No Fund will invest more then 5% of its net assets in illiquid securities.

F.

Investment Companies.

Each Fund is permitted to invest in other investment companies.  Other investment companies offer diversification that may not be attainable otherwise.  For example, investment in another investment company could enhance the Fund's diversification among issuers of foreign securities, fixed income securities or in a particular industry sector.  The Funds, considered together, will not purchase more than 3% of the outstanding voting stock of any investment company.  If the Fund acquires securities of another investment company, the shareholders of the Fund may be subject to duplicative management fees.  Investment by the Fund in CMOs and foreign banks that are deemed to be investment companies under the Investment Company Act of 1940 will be included in the limitation on investments in other investment companies.

G.

Restricted Securities.

Restricted securities are securities the resale of which is subject to legal or contractual restrictions.  Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more then 5% of its net assets in illiquid securities.

H.

Short Sales.

Each Fund may sell a security short in anticipation of a decline in the market value of the security.  When a Fund engages in a short sale, it sells a security which it does not own.  To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a profit if the security declines in price between those dates.  Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, a Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker.  Each Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under short sales) will be deposited as collateral and allocated to the segregated account.  However, the segregated account and deposits will not necessarily limit the Fund’s potential loss on a short sale, which is unlimited.

INVESTMENT LIMITATIONS

Fundamental - The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or applicable series) present at the meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Trust (or the applicable series).  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.  Borrowing Money.  The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when borrowing is made.  The limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.  Senior Securities.  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

3.  Underwriting.  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  No Fund will invest 25% or more of its assets in a particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such a merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental - The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental.

i.  Pledging.  The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

ii.  Margin Purchases.  The Funds will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

iii.  Options.  The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and the Statement of Additional Information.

iv.  Illiquid Investments.  No Fund will invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

v.  80% Investment Policy.  Under normal circumstances, at least 80% of the Stock Fund’s and the Aggressive Stock Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stock.  Under normal circumstances, at least 80% of the Fixed Income Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities.  No Fund will change their respective policy unless the applicable Fund’s shareholders are provided with at least 60 days prior written notice.  The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: “Important Notice Regarding Change in Investment Policy.”  The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the applicable Fund’s shareholders.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser

The Trust’s investment adviser is Equity Analysts Inc., 7750 Montgomery Road, Cincinnati, Ohio 45236 (the “Adviser”).  David L. Manzler is the controlling shareholder of the Adviser.

Under the terms of the management agreements (each an “Agreement”), the Adviser manages the Funds’ investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses.  As compensation for the Adviser’s management services and agreement to pay the Fund’s expenses, Analysts Stock Fund is obligated to pay the Adviser’s fee computed and accrued daily and paid monthly at an annual rate of 2.00% of the average daily net assets of the Fund up to and including $20,000,000, 1.75% of such assets from $20,000,000 to and including $40,000,000, 1.5% of such assets from $40,000,000 to and including $100,000,000 and 0.75% of such assets in excess of $100,000,000.

As compensation for the Adviser’s management services and agreement to pay the Fund’s expenses, Analysts Fixed Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund up to and including $20,000,000, 1.25% of such assets from $20,000,000 to and including $40,000,000, 1.00% of such assets from $40,000,000 to and including $100,000,000 and 0.75% of such assets in excess of $100,000,000.

As compensation for the Adviser’s management services and agreement to pay the Fund’s expenses, Analysts Aggressive Stock Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.75% of the average daily net assets of the Fund up to and including $20,000,000, 2.50% of such assets from $20,000,000 to and including $40,000,000, 2.00% of such assets from $40,000,000 to and including $100,000,000 and 1.50% of such assets in excess of $100,000,000.

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For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Analysts Stock Fund paid advisory fees of $129,408, $164,190, and $174,189 to the Adviser, respectively.

For the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, the Analysts Fixed Income Fund paid advisory fees of $54,784, $73,187, and $64,086 to the Adviser, respectively.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Analysts Aggressive Stock Fund paid advisory fees of $33,827, $41,360, and $50,640 to the Adviser, respectively.

On September 23, 2003, the Board of Trustees considered and renewed the Agreements between the Trust and the Adviser.  The Board of Trustees, in making its determination to renew the Agreements, considered information provided by the Adviser, including information regarding each Fund’s fees and  performance.  Counsel to the Trust reviewed the terms of the Agreements with the Board of Trustees, as well as expense and performance comparisons with other funds selected from relevant Morningstar categories.  Timothy Mackey, [President] of the Adviser, reviewed the financial statements and financial condition of the Adviser.  He also noted that the personnel of the Adviser responsible for providing services to the Funds remained unchanged.  The independent Trustees then met separately with counsel to discuss the proposed renewals.

After reconvening, the Board discussed the nature and quality of the services provided by the Adviser and, based on the information provided, concluded that the fees paid to the Adviser were reasonable, that the overall arrangement under the Agreements was a reasonable business arrangement and that renewal of the Agreements was in the best interests of shareholders.

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The Adviser retains the right to use the name “Analysts” in connection with another investment company or business enterprise with which the Adviser is or may become associated, the Trust’s right to use the name “Analysts” automatically ceases thirty days after termination of the Agreement and may be withdrawn by the Adviser on thirty days notice.

Equity Analysts Inc. is also the exclusive underwriter for the distribution of shares of the Funds.  Equity Analysts Inc. is obligated to sell shares of each Fund on a best efforts basis for no compensation.  Shares of each Fund are offered to the public on a continuous basis.

Sub-Adviser

RiverPoint Capital Management Inc. (the “Sub-Adviser”) is the sub-adviser to the Funds. Declan O’Sullivan, Russell Sims, Mark Hogan, Valerie Newell, and Leon Loewenstein may each be deemed to control the Sub-Adviser as a result of their respective beneficial ownership of shares of the Sub-Adviser.  Under the terms of the sub-advisory agreement, the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly as follows:

Stock Fund.

0.50% of the Fund’s average daily net assets

Fixed Income Fund.

0.35% of the Fund’s average daily net assets

Aggressive Stock Fund.

0.65% of the Fund’s average daily net assets

However, the sub-advisory fees paid to the Sub-Adviser are reduced during the first two years of the sub-advisory arrangement on assets that were in each Fund as of September 28, 2001 (the effective date of the initial sub-advisory agreement with Sub-Adviser.

On July 26, 2002, the Sub-Adviser accepted two new individuals as managing directors and shareholders (the “Transaction”).  The Transaction resulted in the termination of the existing sub-advisory agreement, and the Trustees met to consider the current sub-advisory agreement (the “Sub-Advisory Agreement”) on September 10, 2002.  The Board, including the Independent Trustees, requested, reviewed and discussed, with the assistance of legal counsel, materials furnished by the Adviser and the Sub-Adviser, including financial information about the Sub-Adviser, information regarding the new personnel and resources of the Sub-Adviser and each Fund’s performance during the period for which the Sub-Adviser sub-advised the Funds.

Based on its review, the Board of Trustees believed that approval of the Sub-Advisory Agreement was in the best interests of the Trust and each Fund’s shareholders.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously recommended approval by the shareholders of the Sub-Advisory Agreement.  In making this recommendation, the Trustees primarily evaluated (i) their satisfaction with the experience, reputation, qualifications and background of the Sub-Adviser’s investment personnel, (ii) the nature and quality of operations and services that the Sub-Adviser will continue to provide the Funds, (iii) the benefits of continuity in services to be provided by the Sub-Adviser, and (iv) the fact that the portfolio managers did not change as a result of the Transaction.

The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Funds, including, but not limited to (i) the performance of the Funds during the period for which the Sub-Adviser managed the Funds, (ii) the investment objective and policies of the Funds, (iii) the financial condition of the Sub-Adviser, and (iv) that the terms of the Sub-Advisory Agreement are substantially identical to the prior agreements with the Sub-Adviser.  After discussions with representatives of the Sub-Adviser, and after reviewing biographical information about their new “partners,” the Board concluded that the additional resources now available to the Sub-Adviser, in terms of both expected revenues and experienced investment personnel, were advantageous to the Funds.  The Board also concluded that the Sub-Adviser had not been managing the assets of the Funds for a sufficient period of time for the Board to make any clear determinations regarding their investment performance, and that the Board would continue to monitor performance.

Subject always to the control of the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Funds.  The Sub-Adviser must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto.  The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Funds.  The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions.  The brokerage policies and procedures described in this section apply to the Sub-Adviser, and references in this section to “Adviser” apply to the Sub-Adviser.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commissions rates that are reasonable in relation to the benefits received.  Consistent with the Rules of Fair Practices of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  This determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analysis, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the Adviser in servicing all of its accounts and all such services may not be used by the Adviser in connection with the Trust.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust.  Although research services and other information are useful to the Trust and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made random client selection.


For the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, the Analysts Stock Fund paid brokerage commissions of $13,109, 21,365, and $4,790, respectively.

For the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, the Analysts Fixed Income Fund paid brokerage commissions of $6,282, $0, and $0, respectively.

For the fiscal year ended July 31, 2003, July 31, 2002 and July 31, 2001, the Analysts Aggressive Stock Fund paid brokerage commissions of  $1,560, $6,117, and $686, respectively.

The Trust, the Adviser and the Sub-Adviser have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940.  The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of each Fund is determined as of the close of trading of the New York Stock Exchange (4:00P.M., Eastern time) on each day the Trust is open for business.  The Trust is open for business every day except Saturdays, Sundays, and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.


Fixed income securities (including mortgage-related securities and asset-backed and receivable-backed securities) may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Corporate bonds, mortgage-related securities and asset-backed and receivable-backed securities are valued using the Adviser’s proprietary bond pricing model, which has been approved by the Board’s Trustees.  When market quotations, pricing service prices or prices from the Adviser’s bond pricing model are not readily available, when the Adviser determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

INVESTMENT PERFORMANCE

Each Fund may periodically advertise “average annual total returns.”  “Average annual total return,” as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of a return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where:

P = a hypothetical $1,000 initial investment

T = average annual total return

n = number of years

ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five, or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

“Average annual total return after taxes on distributions,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions)

n

=

number of years

ATVD

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

“Average annual total return after taxes on distributions and redemption,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions and redemption)

n

=

number of years

ATVDR

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.


The following tables provide information regarding the performance of each Fund for the periods ended July 31, 2003.

Analysts Stock Fund	One Year	Five Year	Since Inception¹
Average Annual Total Return	13.32%	-0.33%	6.28%
Average Annual Total Return After Taxes on Distributions	13.32%	-1.78%	5.52%
Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares	8.14%	-0.53%	5.26%

              ¹ August 25, 1993

Analysts Fixed Income Fund	One Year	Five Year	Since Inception¹
Average Annual Total Return	5.39%	4.67%	4.73%
Average Annual Total Return After Taxes on Distributions	3.57%	2.51%	2.35%
Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares	2.18%	2.70%	2.39%

             ¹ August 25, 1993

Analysts Aggressive Stock Fund	One Year	Since Inception¹
Average Annual Total Return	26.03%	-6.79%
Average Annual Total Return After Taxes on Distributions	26.03%	-6.79%
Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares	15.85%	-6.10%

              ¹ May 4, 1999


A Fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission.  A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)6 – 1]

Where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum offering price per share on the last day of the period


Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security.  Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).  With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principals and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.  The Analysts Fixed Income Fund's yield for the one month period ended October 31, 2003 was 2.90%.


A Fund’s investment performance will vary depending upon the market conditions, the composition of the Fund’s portfolio and operating expenses of the Fund.  These factors and possible differences in the methods and time period used in calculating non-standardized investment performance should be considered when comparing the Fund’s performance to those of other investment companies or investment vehicles.  The risks associated with the Fund’s investment objective, policies and techniques should also be considered.  At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the appropriate Fund or considered to be representative of the stock market in general or the fixed income securities market in general.  Analysts Stock Fund and Aggressive Stock Fund will use the Standards & Poor’s 500 Stock Index.  Analysts Fixed Income Fund will use the Lehman Intermediate T-Bond Index.  The Lehman Intermediate T-Bond Index measures the price, income and total return of a group of fixed income securities maturing in one to ten years.  It contains all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), all publicly traded debt of agencies of the U.S. Government, quasi-federal corporations and corporate debt guaranteed by the U.S. Government, and all public, fixed rate, non-convertible, investment grade, domestic corporate debt.  The Index does not include mortgage-backed securities or collateralized mortgage obligations.  The investment performance figures for the Funds and the indices will include reinvestment of dividends and capital gains distributions.


In addition, the performance of a Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc.  The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund.  Performance rankings and ratings reported periodically in national financial publications such as Barron’s may also be used.

ADDITIONAL TAX INFORMATION

Each Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.


Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.  As of July 31, 2003, the Analysts Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund have capital loss carryforwards expiring in 2008 to 2011 for federal tax purposes of approximately $890,000, $245,000 and $740,000, respectively.


CUSTODIAN AND TRANSFER AGENT


U.S. Bank, N.A., 432 Walnut Street, Cincinnati, Ohio is Custodian of the Funds’ investments.  The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.  Mutual Shareholder Services, 8869 Brecksville Road, Suite C, Brecksville, Ohio acts as each Fund’s transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend distribution disbursing agent and performs other accounting and shareholder service functions.


ACCOUNTANTS


The firm of BKD, L.L.P., 312 Walnut Street, Suite 300, Cincinnati, Ohio 45202, has been selected as independent public accountants for the Trust for the fiscal year ending July 31, 2004.  BKD, LLP performs an annual audit of each Fund’s financial statements and provides tax  consulting services as requested.


DISTRIBUTOR

The Adviser is the exclusive agent for distribution of shares of the Funds.  As distributor, the Adviser is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares.  Shares of each Fund are offered to the public on a continuous basis.  The Adviser receives no fees for its services as distributor.

PROXY VOTING POLICIES


The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Sub-Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Sub-Adviser or an affiliated person of the Sub-Adviser.  In such a case, the Trust’s policy requires that the Sub-Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Sub-Adviser’s policies and procedures state that the Sub-Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Sub-Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Sub-Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans. - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.


FINANCIAL STATEMENTS


The financial statements and independent accountants’ report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the fiscal year ended July 31, 2003.  The Funds will provide the Annual Report without charge at written request or request by telephone.


#

ANALYSTS INVESTMENT TRUST

PART C.

OTHER INFORMATION

Item 23.

Exhibits

(a)

Articles of Incorporation.

(i)

Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(ii)

Copy of Amendment No. 1 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.

(b)

By-laws.  Copy of Registrant's By-laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(c)

Instruments Defining Rights of Security Holders.  None, other than in the Declaration of Trust, as amended, and By-laws of the Registrant.

(d)

Investment Advisory Contracts.

(i)

Copy of Registrant's Management Agreement with Equity Analysts Inc. for the Analysts Stock Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

(ii)

Copy of Registrant’s Management Agreement with Equity Analysts Inc. for the Analysts Aggressive Stock Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

(iii)

Copy of Registrant's Management Agreement with Equity Analysts Inc. for the Analysts Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.


 (iv)

Copy of the Investment Sub-Advisory Agreement between Equity Analysts Inc. and RiverPoint Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.


(e)

Underwriting Contracts.

(i)

Copy of Registrant's Underwriting Agreement with Equity  Analysts Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(ii)

Copy of Amendment to Registrant’s Underwriting Agreement with Equity Analysts Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.

(f)

Bonus or Profit Sharing Contracts.  None.

(g)

Custodian Agreements.  Copy of Registrant's Custody Agreement with the Custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(h)

Other Material Contracts - None.


 (i)

Legal Opinion.

(i)

Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 14, is hereby incorporated by reference

(ii)

Consent of Thompson Hine LLP is filed herewith.

(j)

Other Opinions.  Consent of BKD, LLP is filed herewith.


(k)

Omitted Financial Statements.  Financial Statements Omitted from Item 23 - None.

(l)

Initial Capital Agreements.  Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(m)

Rule 12b-1 Plan - None.

(n)

Rule 18f-3 Plan – None.

(o)

Reserved.

(p)

Codes of Ethics. Code of Ethics of Registrant, Equity Analysts Inc. (the Registrant’s adviser and underwriter) and RiverPoint Capital Management, Inc. (the Registrant’s sub-adviser), which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11, is hereby incorporated by reference.


 (q)

Powers of Attorney.

(i)

Power of Attorney for Registrant and Certificate with respect thereto, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 14, are hereby incorporated by reference.

(ii)

Powers of Attorney for Trustees of Registrant, which were filed as Exhibits to Registrant’s Post-Effective Amendment No. 7 and No. 11, are hereby incorporated by reference.

(iii)

Power of Attorney for Trustees and officers of Registrant, which were filed as Exhibits to Registrant's Post-Effective amendment No. 14, are hereby incorporated by reference.


Item 24.

Persons Controlled by or Under Common Control with the Registrant

None

Item 25.

Indemnification

(a)

Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4  Indemnification of Trustees, Officers, etc.  Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5  Advances of Expenses.  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended.  In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Analysts Investment Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.

Business and Other Connections of Investment Adviser

a.

Equity Analysts Inc. ("Equity Analysts") is a registered investment adviser and broker-dealer.  Prior to January 1, 1993, it also provided pension administration.

(i)

Equity Analysts has engaged in no other business during the past two fiscal years.

(ii)

The officers and directors of Equity Analysts are:

David Manzler, Director

Timothy Mackey, President and Director

Mark Srofe, Treasurer and Director

Dawn Szeliga, Secretary

b.

RiverPoint Capital Management, Inc. (“RiverPoint”) is a  registered investment adviser.

(i)

RiverPoint has engaged in no other business during the past two fiscal years.

(ii)

The officers and directors of OSH are:

Declan O’Sullivan, Director

Mark Hogan, Director

Russell Sims, Director

Valerie Newell, Director

Leon Loewenstine, Director

Item 27.

Principal Underwriters

(a)

Equity Analysts Inc. acts as underwriter only for Analysts Investment Trust.

(b)

Position With

Position With

      Name

Underwriter

  Registrant

David Lee Manzler, Jr.

Director

None

Dawn Szeliga

Secretary

Trustee

Timothy Mackey

President

President

and Director

and Trustee

Mark Srofe

Treasurer

Treasurer

and Director

The address of all of the above-named persons is 7750 Montgomery Road, Cincinnati, Ohio 45236.


Item 28.

Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 7750 Montgomery Road, Cincinnati, Ohio 45236 or by U.S. Bank, N.A., the Registrant's Custodian at 425 Walnut Street, Cincinnati, Ohio 45202, or by the Registrant’s transfer agent, Mutual Shareholder Services LLC, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141.


Item 29.

Management Services Not Discussed in Parts A or B

None.

Item 30.

Undertakings

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

#

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of December, 2003.

ANALYSTS INVESTMENT TRUST

By:         /s/ Donald S. Mendelsohn      .

Donald S. Mendelsohn,

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*By:        /s/ Donald S. Mendelsohn      .

Donald S. Mendelsohn

Attorney-in-Fact

Timothy Mackey*

President,

December 1, 2003

and Trustee

Mark G. Srofe*

Treasurer

Walter E. Bowles, III*

Trustee

Robert W. Buechner*

Trustee

Chetan Damania*

Trustee

Dawn Szeliga*

Trustee

#

EXHIBIT INDEX

1.

Consent of Thompson Hine LLP

EX-99.23.i.

2.

Consent of BKD, LLP

EX-99.23.j

#